Changes in the Group - Additional information (Details) £ in Millions, $ in Millions					12 Months Ended
	Dec. 19, 2025 GBP (£)	Dec. 19, 2025 USD ($)	Dec. 18, 2025 GBP (£)	Sep. 13, 2023 GBP (£) subsidiary	Dec. 31, 2026 GBP (£)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Nov. 03, 2025 USD ($)	Mar. 11, 2022 subsidiary
Disclosure Of Business Combinations [Line Items]
(Reversals)/charges in respect of assets held-for-sale						£ 235	£ 0	£ (195)
Foreign exchange gain (loss) reclassified from other comprehensive income on disposal of business						(2)	£ 0	(552)
Assets and liabilities classified as held for sale
Disclosure Of Business Combinations [Line Items]
Other comprehensive income, net of tax, exchange differences on translation of foreign operations and hedges of net investments in foreign operations						£ 9
FE "Samfruit" JSC
Disclosure Of Business Combinations [Line Items]
Proportion of ownership interest in associate disposed (in percentage)			45.40%
Consideration paid (received)			£ 1
Russian and Belarusian Businesses
Disclosure Of Business Combinations [Line Items]
Proceeds from disposal				£ 425
Unused provision reversed, other provisions								195
Foreign exchange gain (loss) reclassified from other comprehensive income on disposal of business								554
Gain (loss) on disposal, net of impairment reversal								353
Associated costs								3
Foreign exchange gain								£ 9
Russian and Belarusian Businesses | Brand names
Disclosure Of Business Combinations [Line Items]
Call options, term						100 years
KBio Inc
Disclosure Of Business Combinations [Line Items]
Contractually committed proceeds from sale of subsidiary | $										$ 4
Discontinued operations | FE "Samfruit" JSC
Disclosure Of Business Combinations [Line Items]
Proportion of ownership interest in associate disposed (in percentage)	45.40%	45.40%
Discontinued operations | Brascuba Cigarrillos S.A
Disclosure Of Business Combinations [Line Items]
Proportion of ownership interest in associate disposed (in percentage)	50.00%	50.00%
Discontinued operations | Brascuba Cigarrillos S.A | Forecast
Disclosure Of Business Combinations [Line Items]
Consideration Received For Entity Shares	£ 19	$ 25
Consideration Received For Net Assets	£ 26	$ 35
Brascuba Cigarrillos S.A | Discontinued operations
Disclosure Of Business Combinations [Line Items]
Assets reclassified as held-for-sale						£ 12
Trade and other receivables classified as held for sale						23
Cash and cash equivalents classified as part of disposal group held for sale						208
Inventory classified as held for sale						13
Borrowings classified as held for sale						6
Impairment loss (reversal of impairment loss) recognised in profit or loss						231
Costs relating to assets held-for-sale						£ 4
Brascuba Cigarrillos S.A | Discontinued operations | Forecast
Disclosure Of Business Combinations [Line Items]
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation					£ (58)
BAT Russia | Discontinued operations
Disclosure Of Business Combinations [Line Items]
Impairment charges and associated costs									£ 554
(Reversals)/charges in respect of assets held-for-sale									£ 58
Russia
Disclosure Of Business Combinations [Line Items]
Number of subsidiaries | subsidiary				2							2